Inventory, net (Details) - Adagio Medical Inc - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Raw materials	$ 2,450,000	$ 2,211,000		$ 0
Work-in-Process	469,000	197,000		0
Finished goods	1,143,000	914,000		367,000
Total inventory	4,062,000	3,322,000		367,000
Net of obsolescence and manufacturing scrap	$ 300,000	$ 93,600	$ 62,000.0	$ 300,000